Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 CAD ($)
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Beginning balance	$ 1,029
Liabilities Incurred	7
Liabilities Settled	(20)
Liabilities Disposed	(1)
Transfers to Liabilities Related to Assets Held for Sale	(2)
Change in Discount Rate	(14)
Unwinding of Discount on Decommissioning Liabilities	31
Foreign Currency Translation	1
Ending balance	$ 1,031